Employee Benefit Plan	6 Months Ended
Jun. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan

16. Employee Benefit Plan

The Company sponsors a 401(k) defined contribution plan covering all employees. There were no employer contributions to the plan in the years ended December 31, 2013, 2014 and 2015. The employer contribution to the plan in the six months ended June 30, 2016 (unaudited) was $0.7 million.